Geographical Segmented Information (Details) - Schedule of Identifiable Assets by Geographic Segments - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Geographical Segmented Information (Details) - Schedule of Identifiable Assets by Geographic Segments [Line Items]
Restricted deposits	$ 8,672	$ 8,922
Deposits	100,000	100,000
Goodwill		6,580,660
Property and equipment	18,504	268,642
Intangible assets	5,700,984	9,387,325
Canada [Member]
Geographical Segmented Information (Details) - Schedule of Identifiable Assets by Geographic Segments [Line Items]
Restricted deposits	8,672	8,922
Deposits
Goodwill
Property and equipment
Intangible assets
USA [Member]
Geographical Segmented Information (Details) - Schedule of Identifiable Assets by Geographic Segments [Line Items]
Restricted deposits
Deposits	100,000	100,000
Goodwill		6,580,660
Property and equipment	18,504	268,642
Intangible assets	$ 5,700,984	$ 9,387,325